Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that consists of the small-capitalization segment of dividend-paying U.S. common stocks with growth characteristics. The starting screening universe for the Index is the constituents of the WisdomTree U.S. SmallCap Dividend Index, which consists of the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2018, the Index had a market capitalization range from $93 million to $4.1 billion, with an average market capitalization of $1.4 billion. To be eligible for inclusion in the Index, a company must meet the following criteria: (i) payment of regular cash dividends on common shares in the annual cycle prior to the annual Index screening date; (ii) market capitalization of at least $100 million as of the annual Index screening date; (iii) average daily dollar trading volume of at least $100,000 three months preceding the annual Index screening date; and (iv) an earnings yield greater than the dividend yield. From this starting universe, the Index is comprised of the top 50% of companies with the best combined rank of certain growth and quality factors: specifically long-term earnings growth expectations, return on equity, and return on assets.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each component company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2% and the maximum weight of any one sector in the Index is capped at 25%; however, security and/or sector weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2018, a significant portion of the Index is comprised of companies in the consumer discretionary, financial and industrial sectors.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.
  Cyber Security Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.
  Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
  Financial Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
  Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
  Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
  Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
  Industrial Sector Risk. The Fund currently invests a significant portion of its assets in the industrial sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
  Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	<ul type="square"><li>Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.</li></ul>
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return as of June 30, 2018 was 3.99%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	10.81%	4Q/2016
Lowest Return	(11.02)%	3Q/2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	$ 39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	$ 480
2014	rr_AnnualReturn2014	4.38%
2015	rr_AnnualReturn2015	(7.04%)
2016	rr_AnnualReturn2016	30.60%
2017	rr_AnnualReturn2017	7.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.02%)
1 Year	rr_AverageAnnualReturnYear01	7.08%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2013	[1]
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Return After Taxes on Distributions | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2013

[1]	Based on NAV